Investment Strategy	Jan. 28, 2026
First American Multi-Manager Domestic Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Domestic Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities of U.S. based companies. Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States.
The Domestic Equity Fund’s investments in equity securities of U.S. based companies typically consist primarily of common stocks, including initial public offerings (IPOs), but may also include preferred stocks of such companies. The Domestic Equity Fund may also invest in foreign equity securities and depositary receipts.
The Domestic Equity Fund invests in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies. At times, the Fund may have a significant portion of its assets invested in one or more passively managed ETFs. As of the date of this prospectus, the Domestic Equity Fund invested a significant portion of its net assets in one ETF.
The Domestic Equity Fund utilizes a “multi-manager” approach whereby U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) may allocate all or a portion of the Domestic Equity Fund’s assets to one or more sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Domestic Equity Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the Domestic Equity Fund’s assets in a manner consistent with the Domestic Equity Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the Domestic Equity Fund’s investments, and for selecting and overseeing the Domestic Equity Fund’s sub-advisers. Not all of the sub-advisers listed for the Domestic Equity Fund may be actively managing assets for the Domestic Equity Fund at all times. The Adviser also has discretion to manage directly all or a portion of the Domestic Equity Fund. The principal investment strategies employed by the Domestic Equity Fund include the following:
•All-Capitalization. The all-capitalization strategies invest in common stocks of any capitalization size that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Certain all-capitalization strategies are expected to have a tilt toward large-capitalization companies, or a tilt toward mid-/small-capitalization companies. The Domestic Equity Fund expects to allocate up to 30% of its assets to all-capitalization strategies.
•Large-Capitalization. The large-capitalization strategies invest in common stocks of large-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund’s large-capitalization strategies define a large-capitalization company as a constituent of the Russell 1000 or S&P 500 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 50% of its assets to large-capitalization strategies.
•Mid-Capitalization. The mid-capitalization strategies invest in common stocks of mid-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund's mid-capitalization strategies define a mid-capitalization company as a constituent of the Russell Mid Cap or S&P 400 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 20% of its assets to mid-capitalization strategies.
•Small-Capitalization. The small-capitalization strategies invest in common stocks of small-capitalization companies that the sub-adviser(s) believe should experience strong revenue growth and rising profits over time. Under normal circumstances, the Domestic Equity Fund's small-capitalization strategies define a small-capitalization company as a constituent of the Russell 2000 or S&P 600 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 30% of its assets to small-capitalization strategies.
Passive Allocation. The Domestic Equity Fund expects to strategically allocate up to 80% of its assets to passively managed strategies tracking the U.S. equity market. Generally, the Adviser expects to use ETFs or mutual funds, such as those tracking the Russell 3000 Index, the Dow Jones U.S. Large-Cap Total Stock Market Index or other broad U.S. equity indices, to implement these strategies. At times, the Domestic Equity Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the U.S. equity market in an attempt to outperform it. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
The allocations to each of the all-capitalization, large-capitalization, mid-capitalization, and small-capitalization strategies may vary significantly from the above expected allocation percentages due to market conditions or to meet the investment objective of the Domestic Equity Fund. The Adviser has discretion to change the Domestic Equity Fund’s allocations to the strategies listed above and to individual sub-advisers without notice to or approval by shareholders.
Each of the all-capitalization, large-capitalization, mid-capitalization, and small-capitalization strategies are constructed using either: (1) a fundamental bottom-up investment process, which includes consideration of a company’s intrinsic or fair value, or (2) quantitative strategies where the sub-adviser(s) select stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.
When determining the allocations and reallocations to a sub-adviser or to a passively managed strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views on the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Domestic Equity Fund.
The Domestic Equity Fund seeks to implement its investment strategies, in part, through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The Domestic Equity Fund’s sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Strategy Portfolio Concentration [Text]	In seeking long-term capital appreciation, the Domestic Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities of U.S. based companies.
First American Multi-Manager International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the International Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities. Under normal circumstances, the International Equity Fund provides exposure to investments that are economically tied to at least three different countries outside of the United States. The International Equity Fund considers various factors when determining whether a company is in a particular country or region/continent, including whether: (i) the issuer is organized under the laws of the country or a country within the geographic region; (ii) the issuer maintains its principal place of business in that country or region; (iii) the securities are traded principally in the country or region; or (iv) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region, or has at least 50% of its assets in that country or region.
The International Equity Fund invests primarily in equity securities and Depositary Receipts (DRs) of foreign issuers, as well as ETFs investing in U.S. and international equity markets, and may invest up to 45% of its net assets in securities of issuers located in emerging markets countries. U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) defines developed markets countries and emerging markets countries based on the MSCI Market Classification Framework. The MSCI Market Classification Framework considers economic development, size, liquidity, and market accessibility in classifying developed markets countries and emerging markets countries.
The International Equity Fund’s investments in equity securities are primarily in common stocks, but may also include preferred stocks. The International Equity Fund’s investments in equity securities may also include securities in their initial public offerings (IPOs) and/or DRs. At times, the International Equity Fund may have a significant portion of its assets invested in one or more passively managed ETFs. As of the date of this prospectus, the International Equity Fund invested a significant portion of its net assets in two ETFs.
The International Equity Fund may invest in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies.
The International Equity Fund utilizes a “multi-manager” approach whereby the Adviser may allocate all or a portion of the International Equity Fund’s assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the International Equity Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the International Equity Fund’s assets in a manner consistent with the International Equity Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the International Equity Fund’s investments, and for selecting and overseeing the International Equity Fund’s sub-advisers. Not all of the sub-advisers listed for the International Equity Fund may be actively managing assets for the International Equity Fund at all times. The Adviser also has discretion to manage directly all or a portion of the International Equity Fund. The principal investment strategies employed by the International Equity Fund include the following:
•Total International Markets. The total international markets strategies invest in companies of any capitalization size that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The total international markets strategies may invest in issuers located in both developed and emerging markets. The International Equity Fund expects to allocate up to 70% of its assets to international all-capitalization strategies.
•International Developed Markets. The international developed markets strategies invest in companies of any capitalization size located in non-U.S. developed economies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The sub-adviser(s) may from time to time allocate a portion of the assets allocated to them to stocks in emerging markets. The International Equity Fund expects to allocate up to 50% of its assets to international developed market strategies.
•Emerging Markets. The emerging markets strategies invest in companies of any capitalization size located in emerging and frontier markets that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The International Equity Fund expects to allocate up to 40% of its assets to emerging markets strategies.
•International Small Capitalization. The international small capitalization strategies invest in small-capitalization stocks located in both developed and emerging markets that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the International Equity Fund’s small capitalization strategies invest in companies that, at the time of initial purchase, have market capitalizations that generally are within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index. As of December 31, 2025, the market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index ranged from $138 million to $35.7 billion. The International Equity Fund expects to allocate tactically up to 20% of its assets to international small capitalization strategies.
•Passive Allocation. The International Equity Fund expects to strategically allocate up to 80% of its assets to passively managed strategies tracking the global equity markets. Generally, the Adviser expects to use ETFs or mutual funds, such as those tracking the FTSE Developed ex US Index, FTSE Emerging Index, MSCI ACWI ex USA Index or other international, emerging market and country indices, to implement these strategies. At times, the International Equity Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the global equity markets in an attempt to outperform them. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of those markets based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
The allocations to each of the international markets, international developed markets, emerging markets, and international small-capitalization strategies may vary significantly from the above expected allocation percentages due to market conditions or to meet the investment objective of the International Equity Fund. The Adviser has discretion to change the International Equity Fund’s allocations to the strategies listed above and to individual sub-advisers without notice to or approval by shareholders.
Each of the international markets, international developed markets, emerging markets, and international small capitalization strategies are constructed using either: (1) a fundamental top-down and bottom-up, or fundamental bottom up only investment process, which includes consideration of a company’s intrinsic or fair value, or (2) quantitative strategies where the sub-adviser(s) rank stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.
When determining the allocations and reallocations to a sub-adviser or to a passively managed strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views of the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the International Equity Fund.
The International Equity Fund seeks to implement its investment strategies, in part, through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The International Equity Fund’s sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Strategy Portfolio Concentration [Text]	The International Equity Fund invests primarily in equity securities and Depositary Receipts (DRs) of foreign issuers, as well as ETFs investing in U.S. and international equity markets, and may invest up to 45% of its net assets in securities of issuers located in emerging markets countries.
First American Multi-Manager Fixed-Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fixed-Income Fund seeks capital appreciation and current income in its attempt to maximize total return. In doing so, the Fixed-Income Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds and other fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in fixed income securities. Fixed-income securities may include:
•Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;
•Obligations of state, local and foreign governments;
•Obligations of domestic and foreign banks, corporations and other institutions;
•Mortgage- and other asset-backed securities, including collateralized loan obligations (CLOs);
•Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and
•Bank loans, loan participations, assignments and notes.
The Fixed-Income Fund primarily invests in investment grade debt obligations or those of comparable quality as determined by the Adviser or the Fixed-Income Fund’s sub-advisers but may invest up to 40% of its net assets in obligations that are rated below-investment grade (which may include, among other investments, securities commonly referred to as “junk bonds”). A security is considered investment grade if, at the time of purchase, it is rated BBB- or higher by S&P Global Inc. or Fitch Ratings, Baa3 or higher by Moody's Investors Service, or BBB (low) or higher by DBRS Morningstar. A security is considered non-investment grade if it does not meet the criteria listed above. Securities of non-investment-grade quality are speculative in nature.
The Fixed-Income Fund expects to maintain an average duration, under normal circumstances, of not more than eight years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the foregoing target at all times. Duration is a measure of price sensitivity of a fixed income investment or portfolio (expressed as % change in price) to a 1 percentage point (i.e., 100 basis points) change in interest rates, accounting for optionality in bonds such as prepayment risk and call/put features. A longer duration means an increased likelihood of interest rate sensitivity. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%.
The Fixed-Income Fund may invest in securities of issuers located in foreign markets, including emerging markets.
The Fixed-Income Fund utilizes a “multi-manager” approach whereby U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) may allocate all or a portion of the Fixed-Income Fund’s assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Fixed-Income Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the Fixed-Income Fund’s assets in a manner consistent with the Fixed-Income Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the Fixed-Income Fund’s investments, and for selecting and overseeing the Fixed-Income Fund’s sub-advisers. Not all of the sub-advisers listed for the Fixed-Income Fund may be actively managing assets for the Fixed-Income Fund at all times. The Adviser also has discretion to manage directly all or a portion of the Fixed-Income Fund and currently directly manages a portion of the Fixed-Income Fund’s assets using a core-fixed income strategy.
The principal investment strategies employed by the Fixed-Income Fund include the following:
•Core Fixed-Income. The core fixed-income strategies invest in a broad range of investment-grade bonds and fixed-income securities, including U.S. government securities, corporate bonds, taxable municipal securities, and mortgage-backed or other asset-backed securities. The strategy may also invest in a limited amount of non-investment grade securities and distressed securities. The core fixed-income strategies are constructed through using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate between 30% and 75% of its assets in core fixed-income strategies.
•Investment Grade Credit. The investment grade credit strategies invest in U.S. and, to a limited extent, non-U.S. investment grade bonds and securities of U.S. and non-U.S. corporations and other institutions. The investment grade credit strategies are constructed using a bottom-up investment approach. The sub-adviser(s) may from time to time invest up to 5% of the assets allocated to the strategy in high yield securities. The investment grade credit strategies are constructed using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate up to 30% of its assets to investment grade credit strategies.
•High Yield. The high yield strategies invest in U.S. and non-U.S. fixed income instruments rated below investment grade. The Fixed-Income Fund expects to allocate up to 30% of its assets to high yield strategies.
•Structured Fixed-Income. The structured fixed-income strategies invest in high quality structured fixed-income securities, with a particular focus on asset-backed securities backed by assets other than real estate (also known as non-traditional asset-backed securities). The structured fixed-income strategy may also invest a limited amount in commercial mortgage-backed securities, agency-backed securities, and corporate and municipal debt instruments that are secured by tangible asset collateral or revenue streams. The structured fixed-income strategies are constructed using either a bottom-up investment approach or a quantitative framework to assess valuation and long-term return potential. The Fixed-Income Fund expects to allocate up to 30% of its assets to structured fixed-income strategies.
•Passive Allocation. The Fixed Income Fund may strategically allocate up to 80% of its assets to passively managed strategies tracking the U.S. bond markets or to actively managed mutual funds that provide exposure to U.S. and global fixed income securities, including high yield securities. Generally, the Adviser expects to use ETFs, such as those tracking the Bloomberg US Aggregate Bond Index, or mutual funds to implement these strategies. At times, the Fixed Income Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the fixed income market in an attempt to outperform it. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
The allocations to each of the core fixed-income, investment grade credit, high yield, structured fixed-income, and passive allocation strategies may vary significantly from the above expected allocation percentages due to market conditions or to meet the investment objective of the Fixed-Income Fund. The Adviser has discretion to change the Fixed-Income Fund’s allocations to the strategies listed above and the allocations to individual sub-advisers without notice to or approval by shareholders.
When determining the allocations and reallocations to a sub-adviser, to a passively managed strategy or to the Adviser’s core fixed-income strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to the Adviser’s views of the economy and markets, the Adviser’s or the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to provide an attractive combination of risk and return for the Fixed-Income Fund.
In managing the Fund’s assets, the Adviser and certain of the Fixed-Income Fund’s sub-advisers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the Adviser and/or a sub-adviser develops views on economic policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the Adviser’s and/or a sub-adviser’s bottom-up research which informs security selection. In its bottom-up research, the Adviser and/or a sub-adviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of an issuer, which includes a review of the composition of revenue, profitability, cash flow margin, and leverage.
The Adviser and/or a sub-adviser may also consider factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Adviser and/or a sub-adviser may also invest in a security based upon the expected total return rather than the yield of such security.
The Fixed-Income Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts. The Fixed-Income Fund can use uninvested cash to purchase futures contracts to gain exposure to equity markets. The Fixed-Income Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fixed-Income Fund may sell futures contracts to facilitate implementation of the overall investment approach, such as to help manage duration positioning and yield curve exposure. The Fixed-Income Fund may also purchase or sell securities on a forward commitment basis. Forward commitments also include “to be announced” (TBA) securities.
The Fixed-Income Fund seeks to implement its investment strategy, in part, through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The Fixed-Income Fund’s Adviser and sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Strategy Portfolio Concentration [Text]	The Fixed-Income Fund primarily invests in investment grade debt obligations or those of comparable quality as determined by the Adviser or the Fixed-Income Fund’s sub-advisers but may invest up to 40% of its net assets in obligations that are rated below-investment grade (which may include, among other investments, securities commonly referred to as “junk bonds”).